Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Equipment, Net

Equipment, net consists of the following:

	December 31,
	2010	2011
Media display equipment	$191,447,959	$232,824,888
Computers and office equipment	10,315,385	13,163,322
Leasehold improvements	2,025,582	2,745,253
Vehicles	1,245,472	2,437,679

Total	205,034,398	251,171,142
Less: accumulated depreciation and amortization	(136,147,602)	(172,129,022)

Total	$68,886,796	$79,042,120